Disclosures on the effects of fluctuations in foreign currency exchange rates - Assets Subject to Fluctuations in Exchange Rates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Assets held in foreign currency	$ 10,819,101	$ 7,180,204
Current assets
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Assets held in foreign currency	6,991,509	4,586,098
Non-current assets
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Assets held in foreign currency	3,827,592	2,594,106
Cash and cash equivalents | Current assets
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Assets held in foreign currency	2,655,236	1,515,051
Other current financial assets | Current assets
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Assets held in foreign currency	961,355	919,049
Other current non-financial assets | Current assets
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Assets held in foreign currency	196,335	69,870
Trade and other receivables | Current assets
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Assets held in foreign currency	1,087,420	654,073
Receivables from related parties | Current assets
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Assets held in foreign currency	81,622	86,152
Current inventories | Current assets
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Assets held in foreign currency	1,784,281	1,183,776
Current tax assets | Current assets
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Assets held in foreign currency	224,914	157,545
Non-current assets or groups of assets classified as held for sale | Current assets
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Assets held in foreign currency	346	582
Other non-current non-financial assets | Non-current assets
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Assets held in foreign currency	52,396	33,487
Other receivables, non-current | Non-current assets
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Assets held in foreign currency	2,091	6,172
Investments classified using the equity method of accounting | Non-current assets
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Assets held in foreign currency	54,386	39,824
Intangible assets other than goodwill | Non-current assets
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Assets held in foreign currency	166,336	179,658
Purchases goodwill, gross | Non-current assets
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Assets held in foreign currency	967	34,596
Property, plant and equipment | Non-current assets
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Assets held in foreign currency	2,726,838	2,012,225
Right-of-use assets | Non-current assets
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Assets held in foreign currency	60,867	52,608
Non-current tax assets | Non-current assets
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Assets held in foreign currency	127,114	90,364
Deferred tax assets | Non-current assets
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Assets held in foreign currency	604,471	135,904
Other non-current financial assets | Non-current assets
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Assets held in foreign currency	$ 32,126	9,268
USD | Cash and cash equivalents | Current assets
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	USD
Assets held in foreign currency	$ 1,637,507	1,377,983
USD | Other current financial assets | Current assets
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	USD
Assets held in foreign currency	$ 722,165	668,360
USD | Other current non-financial assets | Current assets
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	USD
Assets held in foreign currency	$ 35,237	18,486
USD | Trade and other receivables | Current assets
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	USD
Assets held in foreign currency	$ 788,596	400,753
USD | Receivables from related parties | Current assets
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	USD
Assets held in foreign currency	$ 79,331	83,088
USD | Current inventories | Current assets
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	USD
Assets held in foreign currency	$ 1,784,281	1,183,776
USD | Current tax assets | Current assets
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	USD
Assets held in foreign currency	$ 127,068	154,709
USD | Non-current assets or groups of assets classified as held for sale | Current assets
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	USD
Assets held in foreign currency	$ 346	582
USD | Other non-current non-financial assets | Non-current assets
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	USD
Assets held in foreign currency	$ 52,396	33,487
USD | Other receivables, non-current | Non-current assets
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	USD
Assets held in foreign currency	$ 713	5,239
USD | Investments classified using the equity method of accounting | Non-current assets
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	USD
Assets held in foreign currency	$ 22,959	20,526
USD | Intangible assets other than goodwill | Non-current assets
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	USD
Assets held in foreign currency	$ 166,336	179,658
USD | Purchases goodwill, gross | Non-current assets
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	USD
Assets held in foreign currency	$ 967	34,596
USD | Property, plant and equipment | Non-current assets
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	USD
Assets held in foreign currency	$ 2,726,838	2,012,225
USD | Right-of-use assets | Non-current assets
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	USD
Assets held in foreign currency	$ 60,867	52,608
USD | Non-current tax assets | Non-current assets
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	USD
Assets held in foreign currency	$ 127,114	90,364
USD | Deferred tax assets | Non-current assets
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	USD
Assets held in foreign currency	$ 604,471	135,904
USD | Other non-current financial assets | Non-current assets
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	USD
Assets held in foreign currency	$ 32,126	9,268
BRL | Other current financial assets | Current assets
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Assets held in foreign currency	$ 39	48
BRL | Trade and other receivables | Current assets
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	BRL
Assets held in foreign currency	$ 22	21
BRL | Current tax assets | Current assets
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	BRL
Assets held in foreign currency	$ 1	1
CLF | Other current financial assets | Current assets
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	BRL
CLF | Other current non-financial assets | Current assets
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	CLP
Assets held in foreign currency	$ 85,608	27,536
CLF | Trade and other receivables | Current assets
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	CLF
Assets held in foreign currency	$ 550	459
CLF | Other receivables, non-current | Non-current assets
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	CLF
Assets held in foreign currency	$ 77	86
CLP | Cash and cash equivalents | Current assets
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	CLP
Assets held in foreign currency	$ 806,106	4,416
CLP | Other current financial assets | Current assets
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	CLP
Assets held in foreign currency	$ 239,151	250,641
CLP | Other current non-financial assets | Current assets
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	CLF
Assets held in foreign currency	$ 259	150
CLP | Trade and other receivables | Current assets
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	CLP
Assets held in foreign currency	$ 58,412	43,496
CLP | Current tax assets | Current assets
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	CLP
Assets held in foreign currency	$ 2,125	1,727
CLP | Other receivables, non-current | Non-current assets
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	CLP
Assets held in foreign currency	$ 1,213	821
CNY | Cash and cash equivalents | Current assets
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	CNY
Assets held in foreign currency	$ 92,394	30,102
CNY | Other current non-financial assets | Current assets
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	CNY
Assets held in foreign currency	$ 56,404	5,213
CNY | Trade and other receivables | Current assets
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	CNY
Assets held in foreign currency	$ 161,492	108,822
EUR | Cash and cash equivalents | Current assets
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	EUR
Assets held in foreign currency	$ 14,963	14,374
EUR | Trade and other receivables | Current assets
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	EUR
Assets held in foreign currency	$ 36,318	35,514
EUR | Receivables from related parties | Current assets
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	EUR
Assets held in foreign currency	$ 1,250	1,150
EUR | Current tax assets | Current assets
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	EUR
Assets held in foreign currency	$ 14,042	171
EUR | Investments classified using the equity method of accounting | Non-current assets
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	EUR
Assets held in foreign currency	$ 11,830	11,419
GBP | Cash and cash equivalents | Current assets
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	GBP
Assets held in foreign currency	$ 1	1
GBP | Other current non-financial assets | Current assets
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	EUR
Assets held in foreign currency	$ 1,046	1,050
GBP | Trade and other receivables | Current assets
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	GBP
Assets held in foreign currency	$ 76	46
AUD | Cash and cash equivalents | Current assets
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	AUD
Assets held in foreign currency	$ 89,602	72,107
AUD | Other current non-financial assets | Current assets
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	AUD
Assets held in foreign currency	$ 9,516	11,066
AUD | Trade and other receivables | Current assets
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	AUD
Assets held in foreign currency	$ 1,708	1,214
AUD | Receivables from related parties | Current assets
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	AUD
Assets held in foreign currency	$ 1,041	1,914
INR | Cash and cash equivalents | Current assets
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	INR
MXN | Cash and cash equivalents | Current assets
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	MXN
Assets held in foreign currency	$ 1,406	1,827
MXN | Other current non-financial assets | Current assets
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	MXN
Assets held in foreign currency	$ 4,685	6,092
MXN | Trade and other receivables | Current assets
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	MXN
Assets held in foreign currency	$ 889	237
MXN | Current tax assets | Current assets
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	MXN
Assets held in foreign currency	$ 59	31
MXN | Other receivables, non-current | Non-current assets
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	MXN
Assets held in foreign currency	$ 88	26
PEN | Cash and cash equivalents | Current assets
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	PEN
Assets held in foreign currency		6
PEN | Trade and other receivables | Current assets
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	PEN
PEN | Current tax assets | Current assets
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	PEN
Assets held in foreign currency		3
YEN | Cash and cash equivalents | Current assets
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	JPY
Assets held in foreign currency	$ 686	1,182
YEN | Other current non-financial assets | Current assets
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	JPY
Assets held in foreign currency	$ 158	73
YEN | Trade and other receivables | Current assets
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	JPY
Assets held in foreign currency	$ 129	36,000
ZAR | Cash and cash equivalents | Current assets
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	ZAR
Assets held in foreign currency	$ 11,647	13,048
ZAR | Other current non-financial assets | Current assets
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	ZAR
Assets held in foreign currency	$ 3,203	42
ZAR | Trade and other receivables | Current assets
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	ZAR
Assets held in foreign currency	$ 33,361	23,568
ZAR | Current tax assets | Current assets
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	ZAR
Assets held in foreign currency	$ 28	13
Colombia, Pesos | Other current non-financial assets | Current assets
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	COP
Assets held in foreign currency	$ 217	153
Colombia, Pesos | Trade and other receivables | Current assets
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	COP
Assets held in foreign currency	$ 2,751	2,055
Colombia, Pesos | Current tax assets | Current assets
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	COP
Assets held in foreign currency	$ 1,481	887
Thailand, Baht | Other current non-financial assets | Current assets
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	THB
Assets held in foreign currency	$ 2	8
Thailand, Baht | Current tax assets | Current assets
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	KRW
Assets held in foreign currency	$ 2,713
AED | Cash and cash equivalents | Current assets
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	AED
Assets held in foreign currency	$ 2	1
AED | Trade and other receivables | Current assets
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	AED
Assets held in foreign currency	$ 3,116	1,888
AED | Investments classified using the equity method of accounting | Non-current assets
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	AED
Assets held in foreign currency	$ 19,597	7,879
IDR | Cash and cash equivalents | Current assets
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	IDR
Assets held in foreign currency	$ 3	3
KRW | Cash and cash equivalents | Current assets
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	KRW
Assets held in foreign currency	$ 918
PLN | Cash and cash equivalents | Current assets
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	PLN
Assets held in foreign currency	$ 1	1
SEK | Other current non-financial assets | Current assets
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	SEK
Assets held in foreign currency		1
JPY | Current tax assets | Current assets
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	JPY
Assets held in foreign currency	$ 77,397	$ 3